Delaware Wilshire Private Markets Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Master Fund — 96.5%
Description	Geographic Region	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	North America	2,767,261	$31,020,992
Total Master Fund (Cost — $29,080,145)			31,020,992

Short Term Investment — 0.7%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X 5.290%**	North America	223,233	223,233
Total Short Term Investment (Cost — $223,233)			223,233
Total Investments — 97.2% (Cost — $29,303,378)			$31,244,225
Other Assets and Liabilities, Net — 2.8%			903,009
Net Assets — 100.0%			$32,147,234

**	The rate reported is the 7-day effective yield as of December 31, 2023.

DWP-QH-001-0600

Delaware Wilshire Private Markets Tender Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Master Fund — 40.1%
Description	Geographic Region	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	North America	3,655	$40,974
Total Master Fund (Cost — $40,499)			40,974

Short Term Investment — 15.8%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X 5.290%**	North America	16,151	16,151
Total Short Term Investment (Cost — $16,151)			16,151
Total Investments — 55.9% (Cost — $56,650)			$57,125
Other Assets and Liabilities, Net — 44.1%			45,102
Net Assets — 100.0%			$102,227

**	The rate reported is the 7-day effective yield as of December 31, 2023.

DWP-QH-001-0600

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Primary Private Fund Investments — 73.0%
Description	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Brevet Direct Lending	6/9/2023	Global	Government Finance	$2,000,000	$—	(A)	$2,131,982
Buhuovc L.P.	3/8/2021	Asia-Pacific	Venture Capital	6,500,000	158,701	(A)	8,587,384
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	North America	Distressed Debt	4,000,000	1,341,106	(A)	2,625,183
Linden Structured Capital Fund L.P.	12/18/2020	North America	Buyout	6,500,000	178,280	(A)	8,236,496
RCP MB Investments B, L.P.	12/26/2021	North America	Buyout	1,000,000	—	(A)	1,106,787
Total Primary Private Fund Investments (Cost — $19,058,533)							22,687,832

Secondary Private Fund Investments — 25.1%
Description	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	UK, Europe and US	Infrastructure	6,000,000	1,863,982	(A)	4,309,168
Graphite Capital Partners VII A	7/19/2021	Europe	Buyout	1,044,282	11,036	(A)	151,172
Graphite Capital Partners VII C	7/19/2021	Europe	Buyout	189,872	2,023	(A)	34,187
Graphite Capital Partners VIII B L.P.	7/19/2021	Europe	Buyout	487,374	50,449	(A)	413,295
Graphite Capital Partners VIII D L.P.	7/19/2021	Europe	Buyout	2,781,939	288,700	(A)	2,453,045
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	Europe	Buyout	1,475,077	95,497	(A)	441,162
Total Secondary Private Fund Investments (Cost — $6,507,057)							7,802,029

Short Term Investment — 5.0%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X 5.290%**	North America	1,543,629	1,543,629
Total Short Term Investment (Cost — $1,543,629)			1,543,629
Total Investments — 103.1% (Cost — $27,109,219)			$32,033,490
Other Assets and Liabilities, Net — (3.1)%			(973,610)
Net Assets — 100.0%			$31,059,880

**	The rate reported is the 7-day effective yield as of December 31, 2023.
(A)	Investment does not issue shares.

L.P. — Limited Partnership

DWP-QH-001-0600